S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jul. 02, 2026 USD ($) shares
Jess Enterprises, Inc [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 20,000
B&R Technology Sponsor LLC [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	12,458,333
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
B&R Technology Sponsor LLC [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	687,500
Price Paid or to be Paid for Securities, Total Amount	$ 6,875,000
B&R Technology Sponsor LLC [Member] | Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	300,000
B&R Technology Sponsor LLC [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 1,500,000